Quarterly Holdings Report
for
Fidelity® Select Portfolios®
FinTech Portfolio
November 30, 2025
SAV-NPRT3-0126
1.810686.121
Common Stocks - 99.6%
	Shares	Value ($)
BRAZIL - 1.2%
Financials - 1.2%
Banks - 0.5%
NU Holdings Ltd/Cayman Islands Class A (a)	33,949	590,372
Financial Services - 0.7%
StoneCo Ltd Class A (a)	42,325	713,176
TOTAL BRAZIL		1,303,548
CANADA - 4.9%
Information Technology - 4.9%
IT Services - 4.9%
Shopify Inc Class A (a)	31,926	5,067,449
NETHERLANDS - 4.9%
Financials - 4.9%
Financial Services - 4.9%
Adyen NV (a)(b)(c)	3,219	5,031,172
UNITED STATES - 88.6%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
IDT Corp Class B	8,143	405,277
Financials - 65.3%
Capital Markets - 0.3%
Donnelley Financial Solutions Inc (a)(d)	6,308	309,470
Consumer Finance - 21.8%
Ally Financial Inc	13,534	558,954
American Express Co	35,543	12,982,792
Capital One Financial Corp	23,287	5,101,483
OneMain Holdings Inc	9,235	572,847
Synchrony Financial	43,456	3,361,756
		22,577,832
Financial Services - 43.2%
Affirm Holdings Inc Class A (a)	6,353	450,745
Block Inc Class A (a)	74,020	4,944,536
Chime Financial Inc Class A (a)(d)	19,154	404,724
Corpay Inc (a)	12,029	3,558,178
Fidelity National Information Services Inc	30,600	2,012,562
Marqeta Inc Class A (a)	140,533	673,153
Mastercard Inc Class A	23,525	12,951,219
PayPal Holdings Inc	73,394	4,601,070
Rocket Cos Inc Class A	26,500	529,470
Toast Inc Class A (a)	40,086	1,370,540
Visa Inc Class A	39,799	13,310,379
		44,806,576
TOTAL FINANCIALS		67,693,878

Industrials - 3.4%
Professional Services - 3.4%
SS&C Technologies Holdings Inc	40,950	3,519,243
Information Technology - 19.5%
Software - 19.5%
ACI Worldwide Inc (a)	27,635	1,294,976
Guidewire Software Inc (a)	13,309	2,874,478
Intapp Inc (a)	18,450	796,856
Intuit Inc	19,061	12,086,199
Klaviyo Inc Class A (a)	48,943	1,397,812
Q2 Holdings Inc (a)(d)	14,400	1,038,672
Tyler Technologies Inc (a)	1,579	741,529
		20,230,522
TOTAL UNITED STATES		91,848,920
TOTAL COMMON STOCKS (Cost $65,867,379)		103,251,089

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.02	340,777	340,845
Fidelity Securities Lending Cash Central Fund (e)(f)	4.02	852,873	852,959
TOTAL MONEY MARKET FUNDS (Cost $1,193,804)			1,193,804

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $67,061,183)	104,444,893
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(758,515)
NET ASSETS - 100.0%	103,686,378

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,031,172 or 4.9% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,031,172 or 4.9% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	593,036	32,959,664	33,211,870	14,828	14	1	340,845	340,777	0.0%
Fidelity Securities Lending Cash Central Fund	1,269,650	16,137,566	16,554,241	1,878	(16)	-	852,959	852,873	0.0%
Total	1,862,686	49,097,230	49,766,111	16,706	(2)	1	1,193,804

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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